SCHEDULE OF INVENTORIES (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Inventories
Finished goods	$ 954,453	$ 904,858
Parts	577,810	691,678
Inventories	$ 1,532,263	$ 1,596,536